Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill, net
Changes in the carrying amount of goodwill consist of the following:

	December 31,
($ in millions)	2025	2024
Balance at beginning of year	2,650	2,678
Foreign currency translation	57	(28)
Balance at end of year	2,707	2,650

Classified as Assets Held for Sale	—	1,814